Income Taxes - Schedule of Changes in Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Valuation allowance at beginning of year	$ 24,450	$ 11,715
Increases recorded to income tax provision	44,134	12,735
Valuation allowance at end of year	$ 68,584	$ 24,450